UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities, Fund, Inc
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: August 31,2009

Date of reporting period: November 30, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 11/30/08 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2008

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (92.2%)

	FEDERAL FARM CREDIT BANK (16.4%)
$1,000,000	Federal Farm Credit Bank	4.88%	2/18/11	$1,049,907
3,000,000	Federal Farm Credit Bank	3.50	10/3/11	3,059,439
1,000,000	Federal Farm Credit Bank	4.85	10/25/12	1,061,538
6,000,000	Federal Farm Credit Bank	3.70	5/15/13	6,128,946
3,000,000	Federal Farm Credit Bank	5.70	7/3/17	3,321,822
14,000,000	TOTAL FEDERAL FARM CREDIT BANK (Cost $14,052,338)			14,621,652

	FEDERAL HOME LOAN BANK (18.1%)
1,500,000	Federal Home Loan Bank	3.50	7/16/10	1,532,642
2,200,000	Federal Home Loan Bank	3.88	12/10/10	2,255,904
1,000,000	Federal Home Loan Bank	2.63	5/20/11	994,168
1,000,000	Federal Home Loan Bank	4.25	6/10/11	1,041,819
2,300,000	Federal Home Loan Bank	3.38	6/24/11	2,336,754
1,000,000	Federal Home Loan Bank	3.63	5/29/13	1,018,700
1,000,000	Federal Home Loan Bank	4.00	9/6/13	1,037,268
1,000,000	Federal Home Loan Bank	4.50	9/16/13	1,060,798
1,000,000	Federal Home Loan Bank	4.50	11/14/14	1,054,638
3,000,000	Federal Home Loan Bank	7.45	2/3/20	3,830,169
15,000,000	TOTAL FEDERAL HOME LOAN BANK (Cost $15,294,500)			16,162,860

	FEDERAL HOME LOAN MORTGAGE CORPORATION (31.4%)
1,057,345	Federal Home Loan Mortgage Corporation REMIC Trust Series 3197 Class AB	5.50	8/15/13	1,066,368
1,000,000	Federal Home Loan Mortgage Corporation	4.50	1/15/15	1,055,879
676,279	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	696,571
698,072	Federal Home Loan Mortgage Corporation REMIC Trust Series R003 Class AG	5.13	10/15/15	698,969
910,017	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	907,551
17,789	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	18,133
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,075,936
304,834	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	310,720
20,513	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	20,909
622,215	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	625,546
18,056	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	18,371
51,213	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	52,106
47,688	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	47,811
349,380	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	349,192
176,052	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	175,958
42,513	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	43,002
539,097	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	545,294
47,328	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	47,820
59,278	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	59,960
196,872	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	198,920
1,374,758	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	1,390,562
700,107	Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA	5.00	6/15/22	706,313
283,288	Federal Home Loan Mortgage Corporation REMIC Trust Series 2937 Class JC	5.00	9/15/22	284,624
1,949,120	Federal Home Loan Mortgage Corporation Gold PC Pool #J08096	5.00	6/1/23	1,968,176
620,616	Federal Home Loan Mortgage Corporation REMIC Trust Series 3132 Class MA	5.50	12/15/23	631,183
708,038	Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE	5.50	7/15/24	723,385
1,000,000	Federal Home Loan Mortgage Corporation REMIC Trust Series 2690 Class OE	5.00	11/15/28	1,009,043
1,000,000	Federal Home Loan Mortgage Corporation	6.75	3/15/31	1,277,131
717,108	Federal Home Loan Mortgage Corporation REMIC Trust Series 3061 Class HA	5.50	4/15/31	721,517
1,126,738	Federal Home Loan Mortgage Corporation REMIC Trust Series 2878 Class AQ	5.00	5/15/31	1,119,075
992,602	Federal Home Loan Mortgage Corporation REMIC Trust Series 2761 Class AB	5.00	8/15/31	986,917
467,979	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	446,760
331,813	Federal Home Loan Mortgage Corporation REMIC Trust Series 2594 Class OR	4.25	6/15/32	325,170

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value

$1,356,661	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00%	3/1/33	$1,391,198
845,357	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00	1/1/35	850,924
464,183	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	467,239
507,750	Federal Home Loan Mortgage Corporation Pool #783022 (1)	4.42	2/1/35	500,681
567,503	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	571,063
356,528	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	358,764
861,287	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	874,735
1,424,580	Federal Home Loan Mortgage Corporation Gold PC Pool #A59334	5.50	4/1/37	1,446,378
992,180	Federal Home Loan Mortgage Corporation Gold PC Pool #A80938	5.50	8/1/38	1,007,362
1,000,000	Federal Home Loan Mortgage Corporation Gold PC TBA	5.00	12/15/38	1,009,062
27,482,737	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $27,535,369)			28,082,278

	FEDERAL NATIONAL MORTGAGE ASSOCIATION (24.4%)
22,211	Federal National Mortgage Association Pool #254243	6.00	2/1/09	22,392
42,011	Federal National Mortgage Association Pool #254273	5.00	3/1/09	42,051
900,000	Federal National Mortgage Association	3.75	6/25/10	910,378
2,000,000	Federal National Mortgage Association	3.00	1/14/11	2,008,318
247,404	Federal National Mortgage Association Pool #255325	4.50	7/1/11	246,132
73,220	Federal National Mortgage Association Pool #511823	5.50	5/1/16	75,105
60,794	Federal National Mortgage Association Pool #615289	5.50	12/1/16	62,358
177,239	Federal National Mortgage Association Pool #622373	5.50	12/1/16	181,800
108,629	Federal National Mortgage Association Pool #631328	5.50	2/1/17	111,289
161,241	Federal National Mortgage Association Pool #623503	6.00	2/1/17	165,298
13,751	Federal National Mortgage Association Pool #643277	5.50	4/1/17	14,087
15,051	Federal National Mortgage Association Pool #638247	5.50	5/1/17	15,420
862,219	Federal National Mortgage Association REMIC Trust Series 2003-52 Class KR	3.50	7/25/17	848,378
300,862	Federal National Mortgage Association Pool #254684	5.00	3/1/18	306,765
97,725	Federal National Mortgage Association Pool #685183	5.00	3/1/18	99,643
110,711	Federal National Mortgage Association Pool #703936	5.00	5/1/18	112,883
441,126	Federal National Mortgage Association Pool #790984	5.00	7/1/19	448,403
489,177	Federal National Mortgage Association Pool #786915	5.00	8/1/19	497,246
321,608	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	318,902
818,960	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	808,509
325,333	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	326,761
152,659	Federal National Mortgage Association Pool #412682	6.00	3/1/28	157,309
182,859	Federal National Mortgage Association Pool #425239	6.50	4/1/28	189,661
790,209	Federal National Mortgage Association REMIC Trust Series 2003-26 Class AW	4.00	4/25/30	781,070
1,000,000	Federal National Mortgage Association REMIC Trust Series 2006-102 Class PB	5.00	4/25/30	999,861
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,339,045
1,302	Federal National Mortgage Association Pool #568625	7.50	1/1/31	1,370
99,097	Federal National Mortgage Association Pool #571090	7.50	1/1/31	104,325
1,877	Federal National Mortgage Association Pool #573935	7.50	3/1/31	1,976
44,408	Federal National Mortgage Association Pool #629297	6.50	2/1/32	46,032
425,801	Federal National Mortgage Association Pool #626440	7.50	2/1/32	448,511
52,704	Federal National Mortgage Association Pool #634996	6.50	5/1/32	54,532
70,668	Federal National Mortgage Association Pool #254383	7.50	6/1/32	74,437
295,651	Federal National Mortgage Association Pool #254476	5.50	9/1/32	301,514
9,090	Federal National Mortgage Association Pool #688539	5.50	3/1/33	9,262
423,161	Federal National Mortgage Association Pool #650386	5.00	7/1/33	427,005
450,115	Federal National Mortgage Association Pool #726889	5.50	7/1/33	458,620
441,107	Federal National Mortgage Association Pool #759028	5.50	1/1/34	449,442
230,976	Federal National Mortgage Association Pool #761913	5.50	2/1/34	235,196
238,057	Federal National Mortgage Association Pool #763393	5.50	2/1/34	242,555
268,084	Federal National Mortgage Association Pool #769862	5.50	2/1/34	272,982
25,719	Federal National Mortgage Association Pool #769682	5.00	3/1/34	25,936
846,272	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	843,943
20,157	Federal National Mortgage Association Pool #778141	5.00	5/1/34	20,328
380,561	Federal National Mortgage Association Pool #773586	5.50	6/1/34	387,514
398,754	Federal National Mortgage Association Pool #255311	6.00	7/1/34	408,406

Value Line U.S. Government Securities Fund, Inc.

November 30, 2008

Principal Amount		Rate	Maturity Date	Value

$17,229	Federal National Mortgage Association Pool #258149	5.50%	9/1/34	$17,544
4,303	Federal National Mortgage Association Pool #789150	5.00	10/1/34	4,339
599,907	Federal National Mortgage Association Pool #255496	5.00	11/1/34	604,982
59,195	Federal National Mortgage Association Pool #797154	5.50	11/1/34	60,277
135,475	Federal National Mortgage Association Pool #801063	5.50	11/1/34	137,951
237,947	Federal National Mortgage Association Pool #803675	5.50	12/1/34	242,294
250,363	Federal National Mortgage Association Pool #804683	5.50	12/1/34	254,937
507,868	Federal National Mortgage Association Pool #815813 (1)	4.55	2/1/35	503,712
44,562	Federal National Mortgage Association Pool #255580	5.50	2/1/35	45,377
590,351	Federal National Mortgage Association Pool #735224	5.50	2/1/35	601,506
658,267	Federal National Mortgage Association Pool #896016	6.00	8/1/36	673,482
848,016	Federal National Mortgage Association Pool #901561	5.50	10/1/36	862,979
943,247	Federal National Mortgage Association Pool #919584	6.00	6/1/37	964,996
967,995	Federal National Mortgage Association Pool #943647	5.50	7/1/37	984,719
21,303,285	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $21,412,924)			21,862,045

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.9%)
198,353	Government National Mortgage Association Pool #003645	4.50	12/20/19	199,738
10,919	Government National Mortgage Association Pool #541349	6.00	4/15/31	11,199
8,907	Government National Mortgage Association Pool #557681	6.00	8/15/31	9,135
133,020	Government National Mortgage Association Pool #548880	6.00	12/15/31	136,422
82,164	Government National Mortgage Association Pool #551762	6.00	4/15/32	84,240
45,982	Government National Mortgage Association Pool #582415	6.00	11/15/32	47,144
314,481	Government National Mortgage Association Pool #604485	6.00	7/15/33	322,131
162,240	Government National Mortgage Association Pool #622603	6.00	11/15/33	166,186
7,589	Government National Mortgage Association Pool #429786	6.00	12/15/33	7,773
299,466	Government National Mortgage Association Pool #605025	6.00	2/15/34	306,564
10,262	Government National Mortgage Association Pool #626480	6.00	2/15/34	10,505
86,390	Government National Mortgage Association Pool #610944	5.50	4/15/34	88,167
98,322	Government National Mortgage Association Pool #605245	5.50	6/15/34	100,345
232,823	Government National Mortgage Association Pool #583008	5.50	6/15/34	237,614
1,690,918	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Cost $1,716,750)			1,727,163
79,476,940	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $80,011,881)			82,455,998

U.S. TREASURY OBLIGATIONS (4.9%)
1,000,000	U.S. Treasury Notes	4.00	2/15/14	1,105,000
1,000,000	U.S. Treasury Notes	4.00	2/15/15	1,106,484
1,000,000	U.S. Treasury Notes	4.13	5/15/15	1,110,625
1,000,000	U.S. Treasury Notes	3.75	11/15/18	1,067,344
4,000,000	TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,223,438)			4,389,453

	TOTAL INVESTMENT SECURITIES (97.1%) (Cost $84,235,319)			86,845,451

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%)			2,563,222

	NET ASSETS (100.0%)			$89,408,673

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($89,408,673 ÷ 7,566,810 shares outstanding)			$11.82

(1)	Adjustable rate security. The rate shown is as of November 30, 2008.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$84,235,319	$2,726,668	$(116,536)	$2,610,132

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$42,840,652	-
Level 2 - Other Significant Observable Inputs	44,004,799	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$86,845,451	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 11/30/08, there were no Level 3 investments.

Item 2.  Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date: January 28, 2009